Concentration of Credit Risk	6 Months Ended	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2023
Concentration of Credit Risk [Abstract]
CONCENTRATION OF CREDIT RISK

18. CONCENTRATION OF CREDIT RISK

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of accounts receivable. The Group conducts credit evaluations of its Customers, and generally does not require collateral or other security from them. The Group evaluates its collection experience and long outstanding balances to determine the need for an allowance for doubtful accounts. The Group conducts periodic reviews of the financial condition and payment practices of its Customers to minimize collection risk on accounts receivable.

The following table sets forth a summary of single Customers who represent 10% or more of the Group’s total revenue.

	For the six months ended March 31,
	2024	2023
Percentage of the Group’s total revenue
Customer E	15.14%	*
Customer H	12.60%	*
Customer G	10.66%
Customer A	*	14.88%
Customer B	*	10.76%

The following table sets forth a summary of single Customers who represent 10% or more of the Group’s total accounts receivable:

	As of March 31, 2024	As of September 30, 2023
Percentage of the Group’s accounts receivable
Customer E	47.70%	32.10%
Customer L	16.56%	*
Customer F	13.16%	19.52%

The following table sets forth a summary of single Customers who represent 10% or more of the Group’s total contract liabilities:

	As of March 31, 2024	As of September 30, 2023
Percentage of the Group’s contract liabilities
Customer M	16.88%	*
Customer G	*	16.72%
Customer I	*	26.44%
Customer J	*	13.22%
Customer B	*	28.50%

The following table sets forth a summary of single suppliers who represent 10% or more of the Group’s total purchases:

	For the six months ended March 31,
	2024	2023
Percentage of the Group’s purchase
Supplier J	25.68%	*
Supplier B	13.15%	15.63%
Supplier H	10.85%	*
Supplier A	*	19.39%
Supplier I	10.41%	*

The following table sets forth a summary of single suppliers who represent 10% or more of the Group’s total account payable to suppliers:

	As of March 31, 2024	As of September 30, 2023
Percentage of the Group’s account payable
Supplier K	29.54%	23.66%
Supplier N	16.67%	*
Supplier C	*	34.66%
Supplier L	*	10.69%
Supplier M	13.91%	10.13%

The following table sets forth a summary of single suppliers who represent 10% or more of the Group’s total advance to suppliers:

	As of March 31, 2024	As of September 30, 2023
Percentage of the Group’s advance to
Supplier A	12.77%	*
Supplier J	10.12%	12.32%
Supplier H	*	22.38%
Supplier I	*	18.13%

*        represent percentage less than 10%

18. CONCENTRATION OF CREDIT RISK

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of accounts receivable. The Group conducts credit evaluations of its Customers, and generally does not require collateral or other security from them. The Group evaluates its collection experience and long outstanding balances to determine the need for an allowance for doubtful accounts. The Group conducts periodic reviews of the financial condition and payment practices of its Customers to minimize collection risk on accounts receivable.

The following table sets forth a summary of single Customers who represent 10% or more of the Group’s total revenue.

	For the years ended September 30,
	2023	2022	2021
Percentage of the Group’s total revenue
Customer A	11.95%	18.03%	19.70%
Customer B	10.73%	17.53%	*
Customer C	*	10.53%	*
Customer I	*	*	13.02%

The following table sets forth a summary of single Customers who represent 10% or more of the Group’s total accounts receivable:

	As of September 30,
	2023	2022
Percentage of the Group’s accounts receivable
Customer A	*	44.98%
Customer D	*	17.15%
Customer B	*	12.81%
Customer E	32.10%	*
Customer F	19.52%	*

The following table sets forth a summary of single Customers who represent 10% or more of the Group’s total contract liabilities:

	As of September 30,
	2023	2022
Percentage of the Group’s contract liabilities
Customer G	16.72%	*
Customer H	*	10.61%
Customer I	26.44%	15.08%
Customer J	13.22%	17.29%
Customer B	28.50%	*

The following table sets forth a summary of single suppliers who represent 10% or more of the Group’s total purchases:

	For the years ended September 30,
	2023	2022	2021
Percentage of the Group’s purchase
Supplier A	17.02%	20.59%	*
Supplier B	17.52%	15.97%	20.81%
Supplier C	11.04%	*	*

The following table sets forth a summary of single suppliers who represent 10% or more of the Group’s total account payable to suppliers:

	As of September 30,
	2023	2022
Percentage of the Group’s account payable
Supplier D	*	15.82%
Supplier E	*	24.58%
Supplier F	*	16.92%
Supplier C	34.66%	*
Supplier K	23.66%	*
Supplier L	10.69%	*
Supplier M	10.13%	*

The following table sets forth a summary of single suppliers who represent 10% or more of the Group’s total advance to suppliers:

	As of September 30,
	2023	2022
Percentage of the Group’s advance to
Supplier G	*	12.02%
Supplier H	22.38%	*
Supplier I	18.13%	*
Supplier J	12.32%	*

*        represent percentage less than 10%